Bank Debt, detail 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure
2018	$ 26,583
2019	62,079
2020	67,916
2021	131,617
2022	213,432
2023 and thereafter	70,164
Total	$ 571,791	$ 587,665